UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08464

High Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2007

Item 1. Reports to Stockholders

High Income Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS

Senior Floating-Rate Interests — 13.7%(1)
Security	Principal Amount	Value
Aerospace — 0.3%
Hawker Beechcraft Acquisition, Term Loan, 5.20%, Maturing 3/26/14	$2,528,291	$2,477,922
		$2,477,922
Automotive & Auto Parts — 0.3%
EPD Holdings, Term Loan, 10.71%, Maturing 7/13/15	$2,560,000	$2,478,932
		$2,478,932
Broadcasting — 1.0%
HIT Entertainment Inc., Term Loan, 10.86%, Maturing 2/5/13	$9,180,000	$8,766,900
		$8,766,900
Building Materials — 0.7%
PLY GEM Industries, Inc., Term Loan, 7.95%, Maturing 8/15/11	$6,964,987	$6,557,536
		$6,557,536
Capital Goods — 0.4%
Dresser, Inc., Term Loan, 7.99%, Maturing 5/4/14	$2,147,883	$2,108,282
Dresser, Inc., Term Loan, 11.13%, Maturing 5/4/15	1,080,000	1,055,025
		$3,163,307
Consumer Products — 0.2%
Amscan Holdings, Inc., Term Loan, 7.56%, Maturing 5/25/13	$1,542,250	$1,495,983
		$1,495,983
Energy — 0.7%
SandRidge Energy Inc., Term Loan, 8.63%, Maturing 4/1/13	$6,240,000	$6,162,000
		$6,162,000
Food Service — 0.1%
ARAMARK Corp., Term Loan, Maturing 1/26/14(2)	$896,708	$876,644
		$876,644

Security	Principal Amount	Value
Gaming — 1.4%
BLB Worldwide Holdings, Term Loan, 9.72%, Maturing 6/30/12	$5,410,000	$5,098,925
Cannery Casino Resorts, LLC, Term Loan, 9.76%, Maturing 5/18/14	1,580,000	1,520,750
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	5,423,413	5,328,503
		$11,948,178
Healthcare — 1.4%
Advanced Medical Optics, Inc., Term Loan, 7.03%, Maturing 4/2/14	$1,393,000	$1,344,245
Community Health Systems, Inc., Term Loan, 0.00%, Maturing 7/25/14(3)	98,995	96,829
Community Health Systems, Inc., Term Loan, 7.76%, Maturing 7/25/14	1,501,005	1,468,171
HCA, Inc., Term Loan, 7.45%, Maturing 11/18/13	9,269,950	9,072,278
		$11,981,523
Homebuilders / Real Estate — 0.7%
Realogy Corp., Term Loan, 4.97%, Maturing 9/1/14	$1,470,000	$1,370,040
Realogy Corp., Term Loan, 8.24%, Maturing 9/1/14	5,446,350	5,075,998
		$6,446,038
Insurance — 0.1%
U.S.I. Holdings Corp., Term Loan, 7.95%, Maturing 5/4/14	$1,356,600	$1,336,251
		$1,336,251
Publishing / Printing — 1.9%
Houghton Mifflin, Inc., Term Loan, 11.94%, Maturing 12/21/07	$2,554,783	$2,556,380
Laureate Education, Inc., Term Loan, Maturing 8/22/15(2)	2,010,000	1,929,600
Laureate Education, Inc., Term Loan, 9.21%, Maturing 8/22/15	5,450,000	5,313,750
Laureate Education, Inc., Term Loan, 9.44%, Maturing 8/22/15	3,300,000	3,287,475
Laureate Education, Inc., Term Loan, 10.73%, Maturing 5/22/08	3,930,000	3,871,050
		$16,958,255

See notes to financial statements

High Income Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount	Value
Services — 1.3%
Adesa, Inc., Term Loan, 7.45%, Maturing 10/18/13	$5,406,450	$5,239,910
Catalina Marketing Corp., Term Loan, Maturing 10/1/08(2)	2,965,000	2,920,525
Neff Rental, Inc., Term Loan, 8.90%, Maturing 5/31/13	1,310,000	1,186,641
Rental Service Corp., Term Loan, 8.75%, Maturing 11/30/13	1,854,309	1,812,587
		$11,159,663
Super Retail — 0.7%
Claire's Stores, Inc., Term Loan, 7.95%, Maturing 5/24/14	$6,443,850	$6,092,460
		$6,092,460
Telecommunications — 2.5%
Intelsat Bermuda, Ltd., Term Loan, 7.86%, Maturing 2/1/14	$2,500,000	$2,478,125
Level 3 Communications, Inc., Term Loan, 7.49%, Maturing 3/13/14	4,280,000	4,178,645
Telesat Canada, Term Loan, Maturing 10/31/08(2)	15,150,000	15,150,000
		$21,806,770
Total Senior Floating-Rate Interests (identified cost $122,640,851)		$119,708,362
Corporate Bonds & Notes — 80.9%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.5%
Alion Science and Technologies, Corp., 10.25%, 2/1/15	$1,625	$1,527,501
Bombardier, Inc., 8.00%, 11/15/14(4)	1,510	1,577,950
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	935	960,712
		$4,066,163
Air Transportation — 0.2%
Continental Airlines, 7.033%, 6/15/11	$1,369	$1,330,200
		$1,330,200

Security	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 3.9%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	$3,965	$4,004,650
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,620	1,587,600
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	1,186,950
Ford Motor Credit Co., 7.375%, 10/28/09	9,280	8,954,151
Ford Motor Credit Co., 7.875%, 6/15/10	4,405	4,249,010
Ford Motor Credit Co., Sr. Notes, 5.80%, 1/12/09	910	878,171
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	190	189,859
General Motors Acceptance Corp., 5.85%, 1/14/09	1,140	1,100,322
General Motors Acceptance Corp., 6.808%, 5/15/09	955	898,865
General Motors Acceptance Corp., 7.00%, 2/1/12	470	429,624
General Motors Acceptance Corp., 7.25%, 3/2/11	5,205	4,925,330
General Motors Acceptance Corp., 7.75%, 1/19/10	1,408	1,363,566
Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate, 9.135%, 12/1/09	2,150	2,187,625
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,711,750
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05(5)	3,811	19,055
		$33,686,528
Broadcasting — 0.3%
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(4)	$2,395	$2,646,475
		$2,646,475
Building Materials — 2.3%
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	$745	$789,700
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,555	1,558,887
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	10,710	9,531,900
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0% until 2009), 3/1/14	4,345	2,867,700
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13(4)	5,185	4,951,675
		$19,699,862
Cable / Satellite TV — 2.3%
CCH I Holdings, LLC, 11.75%, 5/15/14	$1,080	$947,700
CCH I, LLC/CCH I Capital Co., 11.00%, 10/1/15	3,455	3,368,625
CCH II, LLC/CCH II Capital Co., Sr. Notes, 10.25%, 9/15/10	3,150	3,220,875

See notes to financial statements

High Income Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Cable / Satellite TV (continued)
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	$5,240	$5,266,200
CSC Holdings, Inc., 6.75%, 4/15/12	1,435	1,395,537
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,056
Insight Communications, Sr. Disc. Notes, 12.25%, 2/15/11	2,210	2,292,875
Kabel Deutschland GmbH, 10.625%, 7/1/14	3,065	3,340,850
		$19,847,718
Capital Goods — 1.4%
American Railcar Industry, 7.50%, 3/1/14	$1,620	$1,607,850
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,482,575
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(4)	1,720	1,758,700
ESCO Corp., Sr. Notes, Variable Rate, 9.569%, 12/15/13(4)	1,720	1,728,600
RBS Global & Rexnord Corp., 9.50%, 8/1/14	2,105	2,183,937
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	1,991,550
		$11,753,212
Chemicals — 1.6%
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	$1,694	$1,778,700
INEOS Group Holdings PLC, 8.50%, 2/15/16(4)	4,395	4,197,225
Nova Chemicals Corp., Sr. Notes, Variable Rate, 8.484%, 11/15/13	2,325	2,295,937
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(4)	5,520	5,630,400
		$13,902,262
Consumer Products — 1.1%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$5,705	$5,419,750
Revlon Consumer Products Corp., Sr. Sub. Notes, 8.625%, 2/1/08	3,975	3,885,562
		$9,305,312
Containers — 1.1%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,855	$3,604,425
Pliant Corp. (PIK), 11.85%, 6/15/09	5,738	5,854,375
		$9,458,800

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services — 1.6%
E*Trade Financial Corp., 7.875%, 12/1/15	$4,235	$4,044,425
Nuveen Investments, Inc., 5.00%, 9/15/10	515	452,441
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15(4)	3,495	3,543,056
Residential Capital LLC, Sub. Notes, Variable Rate, 8.044%, 4/17/09(4)	9,495	5,898,769
		$13,938,691
Diversified Media — 1.9%
Affinion Group, Inc., 10.125%, 10/15/13	$1,125	$1,178,437
Affinion Group, Inc., 11.50%, 10/15/15	1,580	1,655,050
CanWest Media, Inc., 8.00%, 9/15/12	8,653	8,479,791
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,542,650
Nielsen Finance, LLC, 10.00%, 8/1/14	1,985	2,099,137
Warner Music Group, Sr. Sub. Notes, 7.375%, 4/15/14	510	455,175
		$16,410,240
Energy — 9.0%
Alliant Holdings I, Inc., 11.00%, 5/1/15(4)	$1,795	$1,732,175
Allis-Chalmers Energy, Inc., 8.50%, 3/1/17	1,050	1,031,625
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	4,995	5,082,412
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	1,375	1,380,156
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,385	2,247,862
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	2,449,562
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	595	606,900
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,152,926
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,799,875
Inergy L.P./Finance, Sr. Notes, 6.875%, 12/15/14	4,700	4,629,500
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13(4)	2,745	2,820,487
OPTI Canada, Inc., 7.875%, 12/15/14(4)	1,915	1,910,212
OPTI Canada, Inc., 8.25%, 12/15/14(4)	2,135	2,151,012
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	665	713,212
Petrohawk Energy Corp., 9.125%, 7/15/13	9,200	9,809,500
Petroplus Finance, Ltd., 6.75%, 5/1/14(4)	200	191,000
Petroplus Finance, Ltd., 7.00%, 5/1/17(4)	3,145	2,972,025
Plains Exploration & Production Co., 7.00%, 3/15/17	2,955	2,822,025

See notes to financial statements

High Income Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Energy (continued)
Quicksilver Resources, Inc., 7.125%, 4/1/16	$2,445	$2,420,550
RAM Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,648,020
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15(4)	6,330	6,108,450
SESI, LLC, 6.875%, 6/1/14	700	682,500
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	4,255	4,393,287
United Refining Co., Sr. Notes, 10.50%, 8/15/12	11,420	11,862,525
VeraSun Energy Corp., 9.875%, 12/15/12	1,240	1,235,350
		$78,853,148
Entertainment / Film — 1.3%
AMC Entertainment, Inc., 11.00%, 2/1/16	$2,570	$2,794,875
Marquee Holdings, Inc., Sr. Disc. Notes, 9.505%, 8/15/14	9,605	8,188,262
		$10,983,137
Environmental — 0.6%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$5,390	$5,416,950
		$5,416,950
Food & Drug Retail — 1.3%
Rite Aid Corp., 8.625%, 3/1/15	$1,570	$1,401,225
Rite Aid Corp., 9.375%, 12/15/15(4)	1,765	1,637,037
Rite Aid Corp., 9.50%, 6/15/17(4)	9,158	8,516,940
		$11,555,202
Food / Beverage / Tobacco — 1.2%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008), 11/1/11	$6,270	$5,831,100
Dole Foods Co., 7.25%, 6/15/10	3,995	3,815,225
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	870	878,700
		$10,525,025
Gaming — 9.3%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(4)	$4,410	$4,145,400
CCM Merger, Inc., 8.00%, 8/1/13(4)	2,435	2,349,775
Chukchansi EDA, Sr. Notes, Variable Rate, 8.859%, 11/15/12(4)	2,595	2,607,975
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	990	994,458
Fontainebleau Las Vegas, LLC, 10.25%, 6/15/15(4)	9,480	8,911,200

Security	Principal Amount (000's omitted)	Value
Gaming (continued)
Galaxy Entertainment Finance, 9.875%, 12/15/12(4)	$505	$544,137
Galaxy Entertainment Finance, Variable Rate, 10.409%, 12/15/10(4)	4,780	4,971,200
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(4)	1,225	1,225,000
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12(4)	1,840	1,858,400
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	4,945	5,241,700
Las Vegas Sands Corp., 6.375%, 2/15/15	390	380,737
Majestic HoldCo, LLC, 12.50%, (0.00% until 2008), 10/15/11(4)	1,620	1,158,300
Majestic Star Casino, LLC, 9.50%, 10/15/10	3,505	3,469,950
MGM Mirage, Inc., 7.50%, 6/1/16	1,985	1,982,519
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,611,212
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,725	5,739,312
Pinnacle Entertainment Inc., Sr. Sub. Notes, 7.50%, 6/15/15(4)	2,795	2,711,150
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(4)	1,270	1,409,700
San Pasqual Casino, 8.00%, 9/15/13(4)	1,335	1,355,025
Seminole Hard Rock Entertainment, Variable Rate, 8.194%, 3/15/14(4)	2,190	2,151,675
Station Casinos, Inc., 7.75%, 8/15/16	1,465	1,441,194
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,100	1,025,750
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	15,550	13,256,375
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(4)	3,605	3,767,225
Turning Stone Resort Casinos, Sr. Notes, 9.125%, 9/15/14(4)	875	910,000
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(4)	6,266	6,297,330
		$81,516,699
Healthcare — 6.0%
Accellent, Inc., 10.50%, 12/1/13	$2,465	$2,335,587
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,188,050
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15(4)	2,490	2,570,925
HCA, Inc., 7.875%, 2/1/11	1,720	1,707,100
HCA, Inc., 8.75%, 9/1/10	10,559	10,796,577
HCA, Inc., 9.125%, 11/15/14	1,123	1,165,112
HCA, Inc., 9.25%, 11/15/16	4,165	4,394,075

See notes to financial statements

High Income Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Healthcare (continued)
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(4)	$5,535	$5,687,213
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,960	4,217,400
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,358,150
Service Corp. International, Sr. Notes, 7.00%, 6/15/17	745	731,963
Universal Hospital Services, Inc., (PIK) 8.50%, 6/1/15(4)	745	761,763
Universal Hospital Services, Inc., Variable Rate, 8.759%, 6/1/15(4)	745	750,588
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,684,988
US Oncology, Inc., 10.75%, 8/15/14	6,350	6,635,750
Varietal Distribution Merger, Inc., Sr. Notes (PIK), 10.25%, 7/15/15(4)	775	763,375
		$52,748,616
Homebuilders / Real Estate — 0.1%
Realogy Corp., Sr. Notes, 10.50%, 4/15/14(4)	$575	$479,406
Stanley Martin Co., 9.75%, 8/15/15	955	654,175
		$1,133,581
Leisure — 2.7%
HRP Myrtle Beach Capital Corp., Sr. Notes (PIK), 14.50%, 4/1/14(4)	$2,942	$2,868,296
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(4)	2,315	2,257,125
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 9.894%, 4/1/12(4)	3,985	4,009,906
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	3,130	3,294,325
Universal City Florida Holdings, Sr. Notes, Variable Rate, 10.106%, 5/1/10	10,535	10,824,713
		$23,254,365
Metals / Mining — 1.9%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14	$730	$662,475
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16	5,660	5,009,100
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	1,665	1,781,550
FMG Finance PTY, Ltd., 10.625%, 9/1/16(4)	5,820	6,925,800
FMG Finance PTY, Ltd., Variable Rate, 9.621%, 9/1/11(4)	2,340	2,439,450
		$16,818,375

Security	Principal Amount (000's omitted)	Value
Paper — 2.0%
Abitibi-Consolidated Finance LP, 7.875%, 8/1/09	$3,305	$3,189,325
Georgia-Pacific Corp., 9.50%, 12/1/11	510	540,600
Jefferson Smurfit Corp., 7.50%, 6/1/13	887	869,260
NewPage Corp., 10.00%, 5/1/12	6,490	6,895,625
NewPage Corp., 12.00%, 5/1/13	1,160	1,258,600
NewPage Corp., Variable Rate, 11.606%, 5/1/12	1,655	1,791,538
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17	2,665	2,661,669
		$17,206,617
Publishing / Printing — 1.8%
Dex Media West, LLC, 9.875%, 8/15/13	$2,120	$2,271,050
Harland Clarke Holdings, 9.50%, 5/15/15	1,165	1,065,975
MediaNews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	1,135	868,275
R.H. Donnelley Corp., 8.875%, 10/15/17(4)	5,285	5,311,425
Reader's Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17(4)	7,230	6,479,888
		$15,996,613
Railroad — 1.0%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14(4)	$1,150	$1,152,875
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	200	205,000
Kansas City Southern Railway Co., 9.50%, 10/1/08	1,095	1,125,113
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	6,050	6,443,250
		$8,926,238
Restaurants — 1.0%
El Pollo Loco, Inc., 11.75%, 11/15/13	$4,315	$4,358,150
NPC International, Inc., 9.50%, 5/1/14	4,695	4,413,300
		$8,771,450
Services — 5.9%
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15(4)	$5,835	$5,791,238
Education Management, LLC, 8.75%, 6/1/14	3,235	3,356,313
Education Management, LLC, 10.25%, 6/1/16	8,395	8,856,725
KAR Holdings, Inc., Sr. Notes, Variable Rate, 9.356%, 5/1/14(4)	1,475	1,408,625
MediMedia USA, Inc., Sr. Sub Notes, 11.375%, 11/15/14(4)	2,575	2,703,750

See notes to financial statements

High Income Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Services (continued)
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	$2,640	$2,498,100
Neff Corp., Sr. Notes, 10.00%, 6/1/15	750	543,750
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,555	5,777,200
Safety Products Holdings, Inc. Sr. Notes (PIK), 11.75%, 1/1/12	4,964	5,116,917
Travelport LLC, 9.875%, 9/1/14	5,465	5,656,275
Travelport LLC, 11.875%, 9/1/16	1,252	1,358,420
West Corp., 9.50%, 10/15/14	8,015	8,275,488
		$51,342,801
Steel — 0.7%
RathGibson, Inc., 11.25%, 2/15/14	$5,225	$5,420,938
Ryerson, Inc., Sr. Notes, 12.00%, 11/1/15(4)	525	542,063
Ryerson, Inc., Sr. Notes, Variable Rate, 12.574%, 11/1/14(4)	345	353,625
		$6,316,626
Super Retail — 5.8%
Bon-Ton Department Stores, Inc., 10.25%, 3/15/14	$1,860	$1,636,800
GameStop Corp., 8.00%, 10/1/12	10,183	10,679,421
General Nutrition Center, Sr. Notes, Variable Rate (PIK), 10.009%, 3/15/14	3,965	3,836,138
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	3,965	3,875,788
Michaels Stores, Inc., Sr. Notes, 10.00%, 11/1/14	2,886	2,922,075
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	2,556	2,562,390
Neiman Marcus Group, Inc., 9.00%, 10/15/15	3,685	3,906,100
Neiman Marcus Group, Inc., 10.375%, 10/15/15	11,290	12,334,325
Sally Holdings, LLC, Sr. Notes, 9.25%, 11/15/14	1,645	1,661,450
Yankee Acquisition Corp., 8.50%, 2/15/15	2,901	2,734,193
Yankee Acquisition Corp., Series B, 9.75%, 2/15/17	5,025	4,673,250
		$50,821,930
Technology — 1.4%
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12	$7,410	$6,872,775
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	1,918	1,862,858
Avago Technologies Finance, 11.875%, 12/1/15	1,240	1,395,000

Security	Principal Amount (000's omitted)	Value
Technology (continued)
Avago Technologies Finance, Variable Rate, 10.125%, 12/1/13	$1,945	$2,110,325
NXP BV/NXP Funding, LLC, 7.875%, 10/15/14	94	92,238
SunGard Data Systems, Inc., 9.125%, 8/15/13	196	200,900
		$12,534,096
Telecommunications — 3.7%
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$4,105	$4,382,088
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15(4)	4,905	4,592,552
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(4)	5,262	4,926,811
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12(4)	3,475	3,579,250
Intelsat Bermuda, Ltd., 9.25%, 6/15/16	3,770	3,930,225
Level 3 Financing, Inc. Sr. Notes, 8.75%, 2/15/17	4,000	3,670,000
Level 3 Financing, Inc. Sr. Notes, 9.25%, 11/1/14	2,665	2,525,088
Qwest Capital Funding, Inc., 7.90%, 8/15/10	935	963,050
Qwest Communications International, Inc., Sr. Notes, 7.50%, 11/1/08	710	710,000
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	2,510	2,654,325
U.S. West Communications, 7.20%, 11/10/26	585	567,450
		$32,500,839
Textiles / Apparel — 2.0%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$630	$648,900
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	1,640	1,719,950
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	8,555	8,597,775
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	5,710	5,738,550
Phillips-Van Heusen, Sr. Notes, 7.25%, 2/15/11	485	489,850
		$17,195,025
Transportation Ex Air / Rail — 0.4%
CEVA Group PLC, 10.00%, 9/1/14(4)	$3,515	$3,677,569
		$3,677,569
Utilities — 3.6%
AES Corp., Sr. Notes, 8.00%, 10/15/17(4)	$1,270	$1,287,463
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	479,279
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,333	2,525,463
Dynegy Holdings, Inc., 7.75%, 6/1/19(4)	570	537,938
Dynegy Holdings, Inc., 8.375%, 5/1/16	1,065	1,072,988
Edison Mission Energy, 7.50%, 6/15/13	315	320,906

See notes to financial statements

High Income Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Utilities (continued)
Energy Future Holdings, Sr. Note, 10.875%, 11/1/17(4)	$6,490	$6,595,463
NGC Corp., 7.625%, 10/15/26	3,205	2,860,463
NRG Energy, Inc., 7.25%, 2/1/14	150	150,375
NRG Energy, Inc., 7.375%, 1/15/17	4,050	4,039,875
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,203,900
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	375,088
Texas Competitive Electric Holdings Co. LLC, Sr. Notes, 10.25%, 11/1/15(4)	4,270	4,312,700
		$31,761,901
Total Corporate Bonds & Notes (identified cost $714,095,814)		$705,902,266
Convertible Bonds — 0.6%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.6%
L-3 Communications Corp., 3.00%, 8/1/35(4)	$3,890	$4,726,350
Total Convertible Bonds (identified cost $3,930,567)		$4,726,350
Common Stocks — 1.3%
Security	Shares	Value
Cable / Satellite TV — 0.5%
Time Warner Cable, Inc., Class A(7)	164,253	$4,695,993
		$4,695,993
Gaming — 0.6%
Fontainebleau Equity Holdings, Class A(6)(8)	148,726	$1,784,712
Shreveport Gaming Holdings, Inc.(6)	6,014	150,350
Trump Entertainment Resorts, Inc.(7)	409,960	3,193,588
		$5,128,650
Healthcare — 0.1%
Universal Health Services, Inc., Class B	11,666	$568,718
		$568,718

Security	Shares	Value
Leisure — 0.0%
HRP, Class B(4)(6)(7)	2,375	$24
		$24
Super Retail — 0.1%
GNC Acquisition Holdings, Class A(6)(8)	108,818	$544,090
		$544,090
Utilities — 0.0%
Mirant Corp.(7)	5,162	$218,662
		$218,662
Total Common Stocks (identified cost $8,042,230)		$11,156,137
Convertible Preferred Stocks — 1.4%
Security	Shares	Value
Energy — 0.9%
Chesapeake Energy Corp., 4.50%	61,160	$6,431,586
Chesapeake Energy Corp., 5.00%(4)	14,401	1,746,121
		$8,177,707
Telecommunications — 0.5%
Crown Castle International Corp., (PIK), 6.25%	67,777	$4,075,092
		$4,075,092
Total Convertible Preferred Stocks (identified cost $10,581,706)		$12,252,799
Preferred Stocks — 0.4%
Security	Units	Value
Gaming — 0.4%
Fontainebleau Resorts LLC (PIK)(6)(8)	3,553	$3,394,865
		$3,394,865

See notes to financial statements

High Income Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Super Retail — 0.0%
GNC Acquisition Holdings(6)(8)	37,182	$185,910
		$185,910
Total Preferred Stocks (identified cost $3,743,723)		$3,580,775
Miscellaneous — 0.3%
Security	Shares	Value
Cable / Satellite TV — 0.3%
Adelphia, Inc., Escrow Certificate(7)	7,585,000	$1,270,487
Adelphia, Inc., Escrow Certificate(7)	3,555,000	586,575
Adelphia Recovery Trust(7)	10,758,837	934,728
		$2,791,790
Utilities — 0.0%
Mirant Corp., Escrow Certificate(6)(7)	1,440,000	$144
Mirant Corp., Escrow Certificate(6)(7)(8)	3,200,000	320
		$464
Total Miscellaneous (identified cost $9,898,658)		$2,792,254
Warrants — 0.5%
Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(6)(7)	13,600	$0
		$0
Gaming — 0.1%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09(6)(8)	25,351	$1,318,262
		$1,318,262
Telecommunications — 0.4%
American Tower Corp., Exp. 8/1/08(4)(7)	5,070	$3,142,133
		$3,142,133
Total Warrants (identified cost $1,070,114)		$4,460,395

Short-Term Investments — 1.9%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.83%(9)	$16,365	$16,365,354
Total Short-Term Investments (identified cost $16,365,354)		$16,365,354
Total Investments — 101.0% (identified cost $890,369,017)		$880,944,692
Less Unfunded Loan Commitments — (0.0)%		$(98,995)
Net Investments — 101.0% (identified cost $890,270,022)		$880,845,697
Other Assets, Less Liabilities — (1.0)%		$(8,578,087)
Net Assets — 100.0%		$872,267,610

PIK - Payment In Kind.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending used by commercial lenders.

(2)  This Senior Loan will settle after October 31, 2007, at which time the interest rate will be determined.

(3)  Unfunded or partially unfunded loan commitment. The Portfolio is obligated to fund these commitments at the borrower's discretion.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of the securities is $198,727,390 or 22.8% of the Portfolio's net assets.

(5)  Defaulted security.

(6)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

See notes to financial statements

High Income Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

(7)  Non-income producing security.

(8)  Restricted security.

(9)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2007.

See notes to financial statements

High Income Portfolio as of October 31, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2007

Assets
Unaffiliated investments, at value (identified cost, $873,904,668)	$864,480,343
Affiliated investment, at value (identified cost, $16,365,354)	16,365,354
Receivable for investments sold	9,952,027
Dividends and interest receivable	18,768,964
Interest receivable from affiliated investment	5,434
Receivable for open swap contracts	789,136
Total assets	$910,361,258
Liabilities
Payable for investments purchased	$37,350,796
Payable to affiliate for investment advisory fee	422,223
Payable to affiliate for Trustees' fees	2,502
Payable for open swap contracts	37,202
Accrued expenses	280,925
Total liabilities	$38,093,648
Net Assets applicable to investors' interest in Portfolio	$872,267,610
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$880,940,001
Net unrealized depreciation (computed on the basis of identified cost)	(8,672,391)
Total	$872,267,610

Statement of Operations

For the Year Ended
October 31, 2007

Investment Income
Interest and other income	$90,533,429
Dividends	900,959
Interest income allocated from affiliated investment	470,145
Expenses allocated from affliated investment	(44,493)
Total investment income	$91,860,040
Expenses
Investment adviser fee	$5,588,278
Trustees' fees and expenses	28,209
Custodian fee	308,282
Legal and accounting services	122,354
Interest expense	371,400
Miscellaneous	17,728
Total expenses	$6,436,251
Net investment income	$85,423,789
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$25,133,478
Swap contracts	(588,029)
Foreign currency transactions	1,304
Net realized gain	$24,546,753
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(44,442,764)
Swap contracts	672,390
Net change in unrealized appreciation (depreciation)	$(43,770,374)
Net realized and unrealized loss	$(19,223,621)
Net increase in net assets from operations	$66,200,168

See notes to financial statements

High Income Portfolio as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2007	Year Ended October 31, 2006
From operations — Net investment income	$85,423,789	$88,462,098
Net realized gain from investment transactions, swaps contracts, and foreign currency and forward foreign currency exchange contract transactions	24,546,753	22,038,918
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(43,770,374)	8,747,052
Net increase in net assets from operations	$66,200,168	$119,248,068
Capital transactions — Contributions	$171,543,814	$116,555,183
Withdrawals	(452,800,848)	(258,617,627)
Net decrease in net assets from capital transactions	$(281,257,034)	$(142,062,444)
Net decrease in net assets	$(215,056,866)	$(22,814,376)
Net Assets
At beginning of year	$1,087,324,476	$1,110,138,852
At end of year	$872,267,610	$1,087,324,476

See notes to financial statements

High Income Portfolio as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended October 31,
	2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.63%	0.59%	0.58%	0.59%	0.66%
Expenses after custodian fee reduction	0.63%	0.59%	0.58%	0.59%	0.66%
Net investment income	8.33%	8.13%	8.06%	8.61%	10.04%
Portfolio Turnover	81%	62%	62%	80%	122%
Total Return	6.54%	11.66%	6.54%	12.79%	34.76%
Net assets, end of year (000's omitted)	$872,268	$1,087,324	$1,110,139	$1,291,973	$1,164,043

See notes to financial statements

High Income Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

High Income Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2007, Eaton Vance High Income Fund, Eaton Vance Floating-Rate High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance Medallion Strategic Income Fund held an approximate 73.6%, 15.6%, 0.7% and 0.1% interest, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Interest rate swaps are generally valued on the basis of valuations furnished by a pricing service. Credit default swaps are valued by a broker dealer (usually the counterparty to the agreement). Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income investments, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The Portfolio also invests in interests in senior floating-rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR) has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by the 1940 Act. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by BMR, a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with

High Income Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts' terms.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell credit protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an

High Income Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly advisory fee at the annual rate of 0.30% of the average daily net assets of the Portfolio up to $500 million and 0.275% of the average daily net assets from $500 million up to $1 billion, plus 3% of gross daily income when daily net assets are less than $500 million and 2.75% when daily net assets are $500 million but less than $1 billion (i.e., income other than gains from the sale of securities). The advisory fee rate is further reduced as daily net assets exceed $1 billion. The portion of the advisory fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fee. For the year ended October 31, 2007, the Portfolio's advisory fee totaled $5,631,344 of which $43,066 was allocated from Cash Management and $5,588,278 was paid or accrued directly by the Portfolio. For the year ended October 31, 2007, the Portfolio's advisory fee, including the portion allocated from Cash Management, was 0.55% of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than short-term obligations, aggregated $805,759,959 and $971,812,426, respectively, for the year ended October 31, 2007.

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and the funds at the end of each quarter. Average borrowings and the average interest rate for the year ended October 31, 2007 were $6,681,644 and 5.56%, respectively.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2007 is as follows:

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000s omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	First Data
	Corp.	Sell	$1,525	3.20%	12/20/2009	$(149)
Citigroup, Inc.	First Data Corp.	Sell	3,050	3.20	12/20/2009	(309)
	First Data Corp.	Sell	3,050	3.55	12/20/2009	20,424
Goldman Sachs Capital Markets L.P.	General Motors Corp.	Sell	1,600	7.25	9/20/2010	122,742
JPMorgan Chase Bank	Ford Motor Corp.	Sell	3,200	6.75	9/20/2008	74,661
	LCDX Series 9	Buy	11,230	3.75	12/20/2012	197,715
	Levi Strauss & Co.	Sell	3,200	3.90	9/20/2012	40,160

High Income Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000s omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman	General
Brothers, Inc.	Motors Corp.	Sell	$3,200	4.65%	9/20/2010	$39,558
	General Motors Corp.	Sell	4,800	6.50	9/20/2008	143,050
Morgan Stanley Capital Services, Inc.	ARAMARK	Sell	3,200	4.82	9/20/2012	150,826
RBS Greenwich Capital	First Data Corp.,	Sell	3,040	3.95	12/20/2010	(23,155)
	First Data Corp.,	Sell	1,520	3.90	12/20/2010	(13,589)
						$751,934

At October 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2007 as determined on a federal income tax basis, were as follows:

Aggregate cost	$892,061,643
Gross unrealized appreciation	$24,990,958
Gross unrealized depreciation	(36,206,904)
Net unrealized depreciation	$(11,215,946)

The net unrealized appreciation on swap contracts at October 31, 2007 on a federal income tax basis was $0.

7  Restricted Securities

At October 31, 2007, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Units	Cost		Value
GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$544,090
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		185,910
Fontainebleau Equity Holdings, Class A	6/01/07	148,726	1,784,712		1,784,712
Fontainebleau Resorts LLC (PIK), Preferred	6/01/07	3,558	3,557,813		3,394,865
Mirant Corp., Escrow Certificate	1/05/06	3,200,000	0		320
Penninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/08/99	25,351	0	(1)	1,318,262
Total Restricted Securities			$6,072,525		$7,228,159

(1)  Less than $0.50.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

High Income Portfolio as of October 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of High Income Portfolio:

We have audited the accompanying statement of assets and liabilities of High Income Portfolio ("the Portfolio"), including the portfolio of investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and Senior Loans owned at October 31, 2007, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of High Income Portfolio at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 17, 2007

Eaton Vance High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the

Eaton Vance High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the High Income Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance High Income Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance High Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "Parametric" refers to Parametric Portfolio Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 176 registered investment companies and 5 private investment companies in the Eaton Vance Fund Complex. Mr. Faust is an interested person because of his positions with EVM, BMR, EVC and EV which are affiliates of the Trust and the Portfolio.	176	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	176	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc. (insurance provider) (1978-2000). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007).	175	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	176	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	176	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986 and of the Portfolio since 1993	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	176	None

Eaton Vance High Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005); Formerly, President and Contributing Editor, Worth Magazine (2004); Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law, University of California at Los Angeles School of Law.	176	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	176	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 12/4/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, Sector Portfolio Manager and Senior Equity Analyst of Brown Brothers Harriman (1997-2003). Officer of 29 registered investment companies managed by EVM or BMR.

Thomas P. Huggins 3/7/66	Vice President of the Portfolio	Since 2000	Vice President of EVM and BMR. Officer of 4 registered investment companies managed by EVM or BMR.

Christine M. Johnston 11/9/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 34 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 48 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 80 registered investment companies managed by EVM or BMR.

Eaton Vance High Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 53 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Thomas Seto 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 2/11/61	President of the Portfolio	Since 2002	Vice President of EVM and BMR. Officer of 25 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary	Since 2007	Deputy Chief Legal Officer and Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Dan A. Maalouly 3/25/62	Treasurer of the Portfolio	Since 2005	Vice President of EVM and BMR. Previously Senior Manager at Pricewaterhouse Coopers LLP (1997-2005). Officer of 71 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

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Investment Adviser of High Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance High Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance High Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

446-12/07  HISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s respective fiscal years ended October 31, 2006 and October 31, 2007 by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	10/31/2006	10/31/2007

Audit Fees	$69,180	$76,580

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$10,640	$11,312

All Other Fees(3)	$0	$0

Total	$79,820	$87,892

(1)                                Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)                                All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended October 31, 2006 and October 31, 2007, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended October 31, 2006 and October 31, 2007; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	10/31/ 2006	10/31/2007

Registrant	$10,640	$11,312

Eaton Vance(1)	$83,600	$286,446

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	December 11, 2007

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 11, 2007